CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 145,597	$ 90,626	$ 58,524
Accounts receivable (net of allowance for doubtful accounts of $1,387 and $1,122 as at December 31, 2020 and 2019)	77,351	106,251	99,501
Prepaid and other current assets	23,851	11,644	12,297
Total current assets	246,799	208,521	170,322
Restricted		15,500	15,500
Property and equipment, net	22,875	25,545	29,543
Capitalized software costs, net	16,586	16,560	15,873
Prepaid and other assets	18,506	11,698	13,891
Total Assets	329,832	279,192	245,129
Current liabilities
Accounts payable	12,587	8,413	9,954
Accrued expenses	20,188	20,638	18,540
Deferred rent	4,252	3,903	2,153
Deferred revenue	1,503	2,432	1,473
Accrued compensation	23,749	19,724	18,452
Other current liabilities	1,312	2,118	1,090
Total current liabilities	63,591	57,228	51,662
Deferred rent	13,634	18,053	19,373
Debt	19,504	20,396
Other liabilities	3,781	1,633	2,600
Total Liabilities	100,510	97,310	73,635
Commitments and Contingencies (Note 5)
Redeemable noncontrolling interest	1,570	848	28
Stockholder's Equity
Additional paid-in capital	97,683	37,190	35,842
Accumulated other comprehensive loss	(3,098)	(3,359)	(1,243)
Accumulated deficit	(362,553)	(346,818)	(357,154)
Treasury stock, 248,227 shares and 248,227 shares at December 31, 2020 and 2019, respectively	(820)	(820)	(820)
Total stockholder's equity (deficit)	(268,782)	(313,803)	(323,371)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	329,832	279,192	245,129
Series A, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	3,001	3,001	3,001
Series A1, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	4	4	4
Series B, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	7,904	7,904	7,904
Series C, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	15,434	15,434	15,434
Series D, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	19,311	19,311	19,311
Series E, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	49,646	49,646	49,646
Series F, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	199,856	199,856	199,856
Series G, convertible preferred stock
Current liabilities
Class A common stock, $0.0001 par value; shares subject to possible redemption	199,681	199,681	199,681
Class A Common Stock
Stockholder's Equity
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)	1	1	1
Class B Common Stock
Stockholder's Equity
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)	3	$ 3	$ 3
Class C Common stock
Stockholder's Equity
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)	$ 2